Note 14 - Derivative Financial Instruments - Derivative Financial Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Derivative financial assets	$ 440	$ 0
Put option [member]
Statement Line Items [Line Items]
Derivative financial assets	$ 440